Note 02 - Transitional Tables Leasing IFRS 16 (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Transitional Table Leasing IFRS16 [Line Items]
Operating lease commitments as of December 31, 2018			€ 6,264
Recognition exemptions adopted for short-term leases and leases of low-value assets		€ (35)
Adjustments as a result of a different treatment of extension and termination options		376
Operating lease commitments regarding contracts not yet commenced		(2,819)
Other	[1]	97
Undiscounted lease liabilities as of January 1, 2019		3,884
Discounting (weighted average incremental borrowing rate of 2.18%)		(310)
Lease liabilities due to initial application of IFRS 16, recognized as of January 1, 2019		3,575
Lease liabilities from finance leases as of January 1, 2019		€ 27

[1]	Mainly de-scoped or terminated leases, operating expenses, utility costs, VAT, sale-and-leaseback transactions.